CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	3 Months Ended	6 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
Condensed Consolidated Financial Statements
CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 - INTERIM FINANCIAL STATEMENTS:

The accompanying unaudited interim consolidated financial statements as of December 31, 2015 and for the three months then ended, have been prepared in accordance with accounting principles generally accepted in the United States relating to the preparation of financial statements for interim periods. Accordingly, they do not include all the information and footnotes required for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended December 31, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016.

The September 30, 2015 Condensed Balance Sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America. These financial statements should be read in conjunction with the financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended September 30, 2015.

NOTE 4 – CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited condensed consolidated financial statements as of June 30, 2016 and for the six and three months then ended have been prepared in accordance with accounting principles generally accepted in the United States relating to the preparation of financial statements for interim periods. Accordingly, they do not include all the information and footnotes required for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six and three months ended June 30, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016.

The September 30, 2015 Condensed Balance Sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America. These financial statements should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended September 30, 2015.